Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Stock-Based Compensation Plan
The following is a roll-forward of MHFG Stock Plan for the fiscal year ended March 31, 2021:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	127,700	1
Exercised during fiscal year	42,000	1

Outstanding at end of fiscal year	85,700	1	12.63	137

Exercisable at end of fiscal year	—	—	—	—

Activities Related to Stock Compensation Program
The following table presents activities related to the stock compensation programs for the fiscal years ended March 31, 2020 and 2021:

	Stock Compensation I		Stock Compensation II
2020	Number of shares	Weighted-average grant-date fair value	Number of shares	Weighted-average grant-date fair value
		(per share in yen)		(per share in yen)
Nonvested at the beginning of the year	—	—	1,515,709	1,834.99
Granted during fiscal year	574,900	1,595.89	328,100	1,595.89
Vested during fiscal year	574,900	1,595.89	701,480	1,820.70
Forfeited during fiscal year	—	—	—	—

Nonvested at the end of the year	—	—	1,142,329	1,775.08

	Stock Compensation I		Stock Compensation II
2021	Number of shares	Weighted-average grant-date fair value	Number of shares	Weighted-average grant-date fair value
		(per share in yen)		(per share in yen)
Nonvested at the beginning of the year	—	—	1,142,329	1,775.08
Granted during fiscal year	365,074	1,390.08	730,726	1,390.08
Vested during fiscal year	365,074	1,390.08	245,266	1,665.35
Forfeited during fiscal year	—	—	—	—

Nonvested at the end of the year	—	—	1,627,789	1,618.79

Total Fair Value of Stock Compensation that Vested and Common Stock Acquired
The following table presents the total fair value of the stock compensation that vested and the total amount of the common stock acquired from the stock market by the trustee for the fiscal years ended March 31, 2020 and 2021:

	2020		2021
	Stock Compensation I	Stock Compensation II	Stock Compensation I	Stock Compensation II
		(in millions of yen)
Fair value of vested shares	917	1,090	507	221
Common stock shares acquired	917	524	507	1,016

Schedule Of Stock-Based Compensation Expense	The following table presents the compensation cost recognized in the stock compensation programs for the fiscal years ended March 31, 2019, 2020 and 2021:

	2019	2020	2021
	(in millions of yen)
Stock Compensation I	713	917	507
Stock Compensation II	1,287	1,247	1,053